Fair Value (Financial Instruments Measured At Fair Value On A Non-Recurring Basis) (Details) - Financial instruments measured at fair value on a non-recurring basis [Member] - Comparable Sales Approach [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Commercial [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 130	$ 143
Valuation Technique(s)	Comparable sales approach
Unobservable Inputs	Adjustment for differences between the comparable market transactions
Commercial [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	3.48%	1.10%
Single-Family Mortgage Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 122	$ 128
Valuation Technique(s)	Comparable sales approach
Unobservable Inputs	Adjustment for differences between the comparable market transactions
Single-Family Mortgage Loans [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	1.81%	(1.23%)
Single-Family Mortgage Loans [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	3.61%	4.63%
Single-Family Mortgage Loans [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	2.91%	(0.17%)
Multi-Family Mortgage Loans [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 37	$ 45
Valuation Technique(s)	Comparable sales approach
Unobservable Inputs	Adjustment for differences between the comparable market transactions
Multi-Family Mortgage Loans [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	9.64%	5.74%
Real Estate, Commercial, Non-Owner Occupied [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 2,161	$ 2,215
Valuation Technique(s)	Comparable sales approach
Unobservable Inputs	Adjustment for differences between the comparable market transactions
Real Estate, Commercial, Non-Owner Occupied [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	1.10%	1.10%
Real Estate, Commercial, Non-Owner Occupied [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	5.74%	5.74%
Real Estate, Commercial, Non-Owner Occupied [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	1.35%	1.35%
Real Estate, Commercial, Owner Occupied [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 200	$ 213
Valuation Technique(s)	Comparable sales approach
Unobservable Inputs	Adjustment for differences between the comparable market transactions
Real Estate, Commercial, Owner Occupied [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average	(4.46%)	(29.30%)
Real Estate, Commercial, Land [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value		$ 245
Real Estate, Commercial, Land [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average		(1.89%)
Real Estate, Commercial, Land [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average		2.54%
Real Estate, Commercial, Land [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
(Range) Weighted Average		0.08%